CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 23,546	$ 26,225	$ 24,776
Business tax and other sales tax	(112)	(203)	(230)
Net revenues	23,434	26,022	24,546
Less: Cost of revenues	19,588	33,587	32,630
Gross profit (loss)	3,846	(7,565)	(8,084)
Operating expenses:
Selling and marketing	2,533	4,445	7,492
General and administrative	9,807	20,208	31,502
Research and development	724	1,157	1,110
Impairment of fixed assets, prepaid equipment cost and intangible assets	0	0	564
Total operating expenses	13,064	25,810	40,668
Loss from operations	(9,218)	(33,375)	(48,752)
Other income (expenses):
Interest expense, net	(742)	(436)	(106)
Loss from and impairment on long-term investments	(2,947)	(2,703)	(52,337)
Other income, net	9,120	3,301	7,926
Total other (expense) income	5,431	162	(44,517)
Loss before income taxes	(3,787)	(33,213)	(93,269)
Income tax expenses (benefits)	(10,235)	691	150
Net (loss) income	6,448	(33,904)	(93,419)
Less: Net loss attributable to non-controlling interests	(1,079)	(2,427)	(3,322)
Net (loss) income attributable to AirNet Technology Inc.'s shareholders	$ 7,527	$ (31,477)	$ (90,097)
Net (loss) income per ordinary share
Basic and diluted	$ 0.06	$ (0.25)	$ (0.72)
Weighted average shares used in calculating net loss per ordinary share
Basic and diluted	125,795,606	125,664,777	125,653,175
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Net (loss) income per ordinary share
Basic and diluted	$ 0.60	$ (2.50)	$ (7.17)
Weighted average shares used in calculating net loss per ordinary share
Basic and diluted	12,579,561	12,566,478	12,565,318